UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy: ____Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
__________________ to __________________
_______________________________________________
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)__________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer: __________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]
__X_ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CONTINENTAL FINANCE CREDIT CARD ABS MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:___           0001833111_________
Central Index Key Number of issuing entity (if applicable): ______________
Central Index Key Number of underwriter (if applicable):   ______________
Lamiaa Elfar, General Counsel, (732) 957-9560

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.
Attached as Exhibit 99.1 to this Form ABS-15G is a Consultant Report, dated November 12, 2025, of CBIZ MHM, LLC, which sets forth the findings and conclusions, as applicable, of CBIZ MHM, LLC with respect to certain agreed-upon procedures performed by CBIZ MHM, LLC.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  November 21, 2025

CONTINENTAL FINANCE CREDIT CARD ABS, LLC

By:	/s/ Stephen McSorley_____
Name: Stephen McSorley
Title: President

Exhibit Number	Description
Exhibit 99.1	Consultant Report, dated November 12, 2025, of CBIZ MHM, LLC.